ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $430,460 and $693,320, net of allowance, as of June 30, 2018 and September 30, 2017, respectively. The Company had one customer in excess of 10% (30.2%) of the Company’s consolidated revenues for the nine months ended June 30, 2018. The Company had two customers (41.7% and 13.2%) with accounts receivable in excess of 10% as of June 30, 2018. The Company has a total allowance for bad debt in the amount of $60,000 as of June 30, 2018.

Accounts receivable were $693,320 and $808,955, net of allowance, as of September 30, 2017 and 2016, respectively. The Company had one customer (14.1%) in excess of 10% of the Company’s consolidated revenues for the year ended September 30, 2017. The Company had one customer (48.3%) with accounts receivable in excess of 10% as of September 30, 2017. The Company has a total allowance for bad debt in the amount of $60,000 as of September 30, 2017.